Cash Flow Information - Net debt movements (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Borrowings and other financial liabilities
Reconciliation of Changes in Net Debt [Abstract]
Liabilities arising from financing activities, beginning of period	$ (26,946)	$ (15,632)	$ (15,431)
Proceeds from loan from related party	(35,285)	(11,138)	(1,838)
Capital contribution (excluding tax impact)		1,517	2,315
Additions	(5,000)
Fair value of embedded derivatives	5,486
Fixed payments	0	0	0
Interest payments			(2,109)
Interest expense	(522)	(2,461)	1,431
Foreign exchange differences	0	767
Liabilities arising from financing activities, end of period	(12,821)	(26,946)	(15,632)
Borrowings and other financial liabilities | AgCentral Energy Pty Ltd
Reconciliation of Changes in Net Debt [Abstract]
Conversion of loans from AgCentral Energy Ltd	34,447
Borrowings and other financial liabilities | Nabors Lux
Reconciliation of Changes in Net Debt [Abstract]
Conversion of loans from AgCentral Energy Ltd	15,000
Lease liabilities
Reconciliation of Changes in Net Debt [Abstract]
Liabilities arising from financing activities, beginning of period	(53)	(93)	(137)
Proceeds from loan from related party	0	0	0
Capital contribution (excluding tax impact)		0	0
Additions	(394)
Fair value of embedded derivatives	0
Fixed payments	55	43	46
Interest payments			(10)
Interest expense	(23)	(6)	8
Foreign exchange differences	(18)	3
Liabilities arising from financing activities, end of period	(433)	$ (53)	$ (93)
Lease liabilities | AgCentral Energy Pty Ltd
Reconciliation of Changes in Net Debt [Abstract]
Conversion of loans from AgCentral Energy Ltd	0
Lease liabilities | Nabors Lux
Reconciliation of Changes in Net Debt [Abstract]
Conversion of loans from AgCentral Energy Ltd	$ 0